Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Class A Ordinary shares	Class B Ordinary shares	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2019		$ 4,485	$ 2,015	$ 1,649,867	$ 686,731	$ (8,220,150)	$ (945,927)	$ (257,733)	$ (7,080,712)
Balance (in Shares) at Sep. 30, 2019	[1]	8,970,000	4,030,000
Net income (loss)						42,011		12,910	54,921
Statutory reserve					344,436	(344,436)
Statutory reserve (in Shares)	[1]
Foreign currency translation adjustments							(334,188)	(12,284)	(346,472)
Foreign currency translation adjustments (in Shares)	[1]
Balance at Sep. 30, 2020		$ 4,485	$ 2,015	1,649,867	1,031,167	(8,522,575)	(1,280,115)	(257,107)	(7,372,263)
Balance (in Shares) at Sep. 30, 2020	[1]	8,970,000	4,030,000
Deemed distribution to shareholders				(1,630,722)	(390,072)				(2,020,794)
Deemed distribution to shareholders (in Shares)	[1]
Net income (loss)						1,978,553		182,847	2,161,400
Statutory reserve					216,275	(216,275)
Statutory reserve (in Shares)	[1]
Foreign currency translation adjustments							(396,536)	(12,289)	(408,825)
Foreign currency translation adjustments (in Shares)	[1]
Balance at Sep. 30, 2021		$ 4,485	$ 2,015	19,145	857,370	(6,760,297)	(1,676,651)	(86,549)	(7,640,482)
Balance (in Shares) at Sep. 30, 2021	[1]	8,970,000	4,030,000
Shares issued in initial public offering		$ 2,530		17,624,394					17,626,924
Shares issued in initial public offering (in Shares)	[1]	5,060,000
Shares issued for exercise of underwriter’s warrants		$ 148		(148)
Shares issued for exercise of underwriter’s warrants (in Shares)	[1]	295,491
Net income (loss)						(2,139,320)		20,971	(2,118,349)
Statutory reserve					106,993	(106,993)
Statutory reserve (in Shares)	[1]
Foreign currency translation adjustments							858,703	6,323	865,026
Foreign currency translation adjustments (in Shares)	[1]
Balance at Sep. 30, 2022		$ 7,163	$ 2,015	$ 17,643,391	$ 964,363	$ (9,006,610)	$ (817,948)	$ (59,255)	$ 8,733,119
Balance (in Shares) at Sep. 30, 2022	[1]	14,325,491	4,030,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.